Commitments and Contingencies - Schedule of Components of Rent Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Operating lease cost	$ 301	$ 325	$ 1,015	$ 914	$ 1,142	$ 1,099
Variable cost	108	67	252	282	473	646
Operating lease expense					1,615	1,745
Short-term lease rent expense	6	16	18	58	44	91
Total rent expense	$ 415	$ 408	$ 1,285	$ 1,254	$ 1,659	$ 1,836